Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
August 31, 2026
ETF-NPRT3-1026
1.805775.122
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (c)	15,236	666,575
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Braiin Ltd (c)	3,586	19,651
IREN Ltd (b)(c)	78,904	2,928,522

TOTAL AUSTRALIA		2,948,173
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	30,657	221,037
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (c)	36,996	918,611
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	67,406	724,615
Liberty Global Ltd Class C (b)	61,503	645,166
TOTAL COMMUNICATION SERVICES		1,369,781
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,642	6,852,286
TOTAL BELGIUM		8,222,067
BERMUDA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Marex Group Ltd	22,122	1,603,403
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	11,855	22,953,651
Diversified Consumer Services - 0.0%
Afya Ltd Class A (c)	32,756	478,238
TOTAL CONSUMER DISCRETIONARY		23,431,889
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A	104,561	565,675
Capital Markets - 0.0%
XP Inc Class A	106,676	1,944,703
Financial Services - 0.0%
StoneCo Ltd Class A	71,931	697,731
TOTAL FINANCIALS		3,208,109
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	35,898	453,751
TOTAL BRAZIL		27,093,749
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	25,545	1,315,312
CANADA - 0.8%
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	44,987	724,740
Xenon Pharmaceuticals Inc (b)	24,095	1,451,001
		2,175,741
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	135,456	1,555,035
Pharmaceuticals - 0.0%
Cronos Group Inc (United States) (b)	217,914	734,371
Tilray Brands Inc Class 2 (b)(c)	34,755	158,830
		893,201
TOTAL HEALTH CARE		4,623,977
Industrials - 0.2%
Aerospace & Defense - 0.0%
CAE Inc (United States) (b)	74,700	1,804,752
Professional Services - 0.2%
Thomson Reuters Corp (United States) (c)	105,592	11,332,133
TOTAL INDUSTRIALS		13,136,885
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (b)	286,562	42,230,642
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	4,826	59,505
Software - 0.0%
Descartes Systems Group Inc/The (United States) (b)(c)	24,884	2,006,646
Open Text Corp (United States) (c)	63,024	1,571,188
		3,577,834
TOTAL INFORMATION TECHNOLOGY		45,867,981
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp (United States)	24,487	1,443,509
Metals & Mining - 0.1%
Almonty Industries Inc (b)(c)	70,724	1,258,887
Elemental Royalty Corp (United States) (c)	31,779	683,884
Ssr Mining Inc (United States)	53,319	2,005,328
Tmc The Metals CO Inc Class A (b)(c)	119,228	568,717
		4,516,816
TOTAL MATERIALS		5,960,325
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (c)	14,777	1,487,453
FirstService Corp Subordinate Voting Shares (United States) (c)	10,838	1,510,167
TOTAL REAL ESTATE		2,997,620
TOTAL CANADA		72,586,788
CHINA - 0.3%
Communication Services - 0.1%
Entertainment - 0.0%
Netease Inc ADR	21,732	2,646,523
Interactive Media & Services - 0.1%
Baidu Inc Class A ADR (b)(c)	22,501	2,143,895
Bilibili Inc ADR (b)(c)	32,094	518,639
JOYY Inc Class A ADR	17,861	1,333,145
		3,995,679
TOTAL COMMUNICATION SERVICES		6,642,202
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
WeRide Inc ADR (b)(c)	73,437	422,996
Automobiles - 0.0%
Li Auto Inc ADR (b)(c)	59,339	718,002
Broadline Retail - 0.2%
JD.com Inc ADR (c)	116,598	3,292,728
PDD Holdings Inc Class A ADR (b)	157,506	13,230,504
		16,523,232
Hotels, Restaurants & Leisure - 0.0%
Atour Lifestyle Holdings Ltd ADR	31,980	1,118,660
H World Group Ltd ADR	35,416	1,675,885
Trip.com Group Ltd ADR (b)	60,474	2,700,165
		5,494,710
TOTAL CONSUMER DISCRETIONARY		23,158,940
Financials - 0.0%
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	34,911	302,329
Insurance - 0.0%
Maase Inc Class A (b)(c)	3,292	53,693
TOTAL FINANCIALS		356,022
Health Care - 0.0%
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	62,099	16,884
Industrials - 0.0%
Professional Services - 0.0%
Kanzhun Ltd ADR	91,432	1,587,260
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (b)(c)	25,798	821,667
Vnet Group Inc Class A ADR (b)(c)	48,274	292,540
		1,114,207
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (b)	18,239	1,328,164
TOTAL INFORMATION TECHNOLOGY		2,442,371
TOTAL CHINA		34,203,679
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	9,733	674,789
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	14,635	3,849,590
Genmab A/S ADR (b)	26,116	866,007

TOTAL DENMARK		4,715,597
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA (b)	30,290	534,618
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (b)	14,667	1,638,744
Clementia Pharmaceuticals Inc rights (b)(d)	20,215	0
TOTAL HEALTH CARE		1,638,744
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Pasqal Holding SA	49,352	853,790
TOTAL FRANCE		3,027,152
GERMANY - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	28,576	2,903,607
Immatics NV (b)	60,797	579,395
TOTAL HEALTH CARE		3,483,002
Industrials - 0.1%
Electrical Equipment - 0.1%
Innio NV	179,018	3,616,164
TOTAL GERMANY		7,099,166
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Webull Corp Class A (b)(c)	108,068	1,024,485
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)(c)	92,721	121,464
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,145,949
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp	39,907	1,231,929
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	41,965	3,934,638
HONG KONG - 0.0%
Communication Services - 0.0%
Media - 0.0%
QMMM Holdings Ltd Class A (b)(d)	11,212	669,356
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	72,287	367,218
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	19,338	2,361,943
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	121,570	669,851
Information Technology - 0.0%
IT Services - 0.0%
Mega Fortune Co Ltd (b)(c)	4,107	404,519
TOTAL HONG KONG		4,472,887
INDIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	21,815	1,270,942
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)(c)	91,152	515,920
IRELAND - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	9,127	813,307
ISRAEL - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	64,994	554,398
Broadline Retail - 0.0%
Global-e Online Ltd (b)	43,799	1,635,893
TOTAL CONSUMER DISCRETIONARY		2,190,291
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)(c)	24,131	771,709
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd (United States) (c)	11,109	7,781,966
Information Technology - 0.2%
Communications Equipment - 0.0%
Gilat Satellite Networks Ltd (United States) (b)(c)	28,320	280,367
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (United States) (b)	14,303	744,614
IT Services - 0.0%
Matrix IT Ltd	13,785	508,071
Wix.com Ltd (b)(c)	14,022	1,237,442
		1,745,513
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	9,320	1,248,880
Nova Ltd (b)(c)	7,564	2,635,676
Tower Semiconductor Ltd (United States) (b)	26,380	5,409,219
		9,293,775
Software - 0.1%
Cellebrite DI Ltd (b)(c)	83,653	1,003,836
Check Point Software Technologies Ltd (b)	24,610	3,418,576
Nice Ltd ADR (b)	12,347	1,348,045
Radware Ltd (b)	23,200	670,016
		6,440,473
TOTAL INFORMATION TECHNOLOGY		18,504,742
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)(c)	35,807	2,797,780
TOTAL ISRAEL		32,046,488
ITALY - 0.1%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	53,491	2,961,797
Information Technology - 0.1%
Software - 0.1%
Bending Spoons SpA (b)(c)	75,664	3,128,706
TOTAL ITALY		6,090,503
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	218,164	1
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	35,788	1,297,316
Software - 0.0%
Advasa Holdings Inc (c)	113,347	514,595
TOTAL INFORMATION TECHNOLOGY		1,811,911
TOTAL JAPAN		1,811,912
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (c)	17,175	454,966
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	16,948	2,966,069
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	49,562	5,210,949
TOTAL KAZAKHSTAN		8,177,018
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)(c)	62,014	653,627
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc ADR (c)	41,413	6,815,752
TOTAL KOREA (SOUTH)		7,469,379
LUXEMBOURG - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	132,102	685,609
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (United States) (b)(c)	34,224	955,534
NETHERLANDS - 0.6%
Health Care - 0.0%
Biotechnology - 0.0%
Newamsterdam Pharma Co NV (b)(c)	34,620	877,271
uniQure NV (b)(c)	17,466	850,245
		1,727,516
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	26,996	934,331
TOTAL HEALTH CARE		2,661,847
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	21,500	36,464,215
NXP Semiconductors NV	58,925	13,236,912
		49,701,127
Software - 0.1%
Nebius Group NV Class A (b)(c)	52,455	10,822,516
TOTAL INFORMATION TECHNOLOGY		60,523,643
TOTAL NETHERLANDS		63,185,490
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (b)	13,535	837,546
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	77,458	662,266
Financials - 0.0%
Banks - 0.0%
Popular Inc	16,828	2,830,301
TOTAL PUERTO RICO		3,492,567
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	22,100	0
SINGAPORE - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	937,601	3,319,108
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	8,407	673,064
TOTAL SINGAPORE		3,992,172
SOUTH AFRICA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd (c)	13,927	926,285
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (b)(d)	7,729	0
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (c)	82,805	835,503
TOTAL SWEDEN		835,503
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	46,396	1,250,372
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States)	36,151	1,186,114
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	27,776	1,582,677
Veraxa Biotech Holding AG (c)	33,724	45,527
		1,628,204
Health Care Technology - 0.0%
Sophia Genetics SA (b)	57,313	481,429
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	25,139	307,953
TOTAL HEALTH CARE		2,417,586
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (c)	35,948	3,547,708
TOTAL SWITZERLAND		8,401,780
TAIWAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (c)	14,558	78,176
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	26,707	59,557
YD Bio Ltd (b)(c)	22,857	84,799
TOTAL HEALTH CARE		144,356
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Himax Technologies Inc ADR	22,504	308,755
Silicon Motion Technology Corp ADR	9,250	2,283,270
TOTAL INFORMATION TECHNOLOGY		2,592,025
TOTAL TAIWAN		2,814,557
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)(c)	73,338	983,463
Consumer Staples - 0.0%
Beverages - 0.0%
Air Water Ventures Ltd	37,609	82,739
TOTAL UNITED ARAB EMIRATES		1,066,202
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	92,561	1,484,678
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	105,590	11,405,833
Financials - 0.0%
Financial Services - 0.0%
Wise Group PLC Class A (c)	244,177	3,201,160
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	19,914	723,277
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (b)(d)	21,510	0
CinCor Pharma Inc rights (b)(d)	12,042	0
		0
TOTAL HEALTH CARE		723,277
TOTAL UNITED KINGDOM		16,814,948
UNITED STATES - 96.7%
Communication Services - 15.7%
Diversified Telecommunication Services - 2.6%
AST SpaceMobile Inc Class A (b)(c)	67,512	3,989,959
Cogent Communications Holdings Inc (c)	19,484	185,877
Comcast Corp Class A	813,723	21,661,306
GCI LLC Class C (b)(c)	15,658	407,578
Globalstar Inc (b)	31,522	2,570,619
Iridium Communications Inc	32,737	1,537,984
Shenandoah Telecommunications Co (c)	25,993	321,533
Space Exploration Technologies Corp Class A (c)	1,716,411	246,631,097
Uniti Group Inc (b)(c)	79,781	791,428
		278,097,381
Entertainment - 1.1%
Atlanta Braves Holdings Inc Class C (b)	19,733	978,362
Liberty Live Holdings Inc Class A	5,877	584,644
Liberty Live Holdings Inc Class C	13,921	1,441,102
Liberty Media Corp-Liberty Formula One Class A (b)	9,504	874,938
Liberty Media Corp-Liberty Formula One Class C (b)	47,877	4,785,306
Netflix Inc (b)	976,621	79,155,133
Playtika Holding Corp	163,843	371,924
Roku Inc Class A (b)	31,251	4,904,219
Take-Two Interactive Software Inc (b)	42,979	9,442,486
Warner Bros Discovery Inc (b)	562,242	16,040,764
Warner Music Group Corp Class A	42,632	1,202,649
		119,781,527
Interactive Media & Services - 11.1%
Alphabet Inc Class A	1,356,019	460,165,048
Alphabet Inc Class C	1,270,384	426,099,497
Cargurus Inc Class A (b)	26,629	949,590
Match Group Inc	60,906	2,475,829
Meta Platforms Inc Class A	510,678	292,281,447
People Inc Class A (b)	24,823	950,224
RUM Group Inc Class A (b)(c)	99,150	888,384
Trump Media & Technology Group Corp (b)(c)	92,227	901,058
Ziff Davis Inc (b)(c)	17,364	957,625
ZoomInfo Technologies Inc (b)(c)	96,466	409,016
		1,186,077,718
Media - 0.5%
Advantage Solutions Inc Class A (b)(c)	10,528	347,108
AppLovin Corp Class A (b)	71,785	22,401,227
Charter Communications Inc Class A (b)(c)	39,317	5,993,483
comScore Inc (b)	13,634	71,579
EchoStar Corp Class A (b)	38,136	3,296,476
Fox Corp Class A	50,004	3,367,770
Fox Corp Class B	44,643	2,688,401
Liftoff Mobile Inc (c)	39,735	738,276
Magnite Inc (b)	45,723	1,074,033
News Corp Class A	91,702	2,816,169
News Corp Class B (c)	30,088	1,035,328
Nexstar Media Group Inc	7,919	1,442,287
Paramount Skydance Corp Class B (c)	271,301	2,959,894
Sirius XM Holdings Inc (c)	89,804	2,529,779
Stagwell Inc Class A (b)(c)	110,162	956,206
Trade Desk Inc (The) Class A (b)	105,118	1,442,219
Versant Media Group Inc Class A	34,488	1,418,147
		54,578,382
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	249,968	45,104,226
TOTAL COMMUNICATION SERVICES		1,683,639,234
Consumer Discretionary - 11.5%
Automobile Components - 0.1%
Dorman Products Inc (b)(c)	9,836	1,267,369
Gentex Corp	56,744	1,269,363
Goodyear Tire & Rubber Co/The (b)	99,942	626,636
Kodiak AI Inc (b)(c)	67,063	253,498
Patrick Industries Inc (c)	10,271	839,346
QuantumScape Corp Class A (b)(c)	135,140	755,433
Visteon Corp (c)	9,443	961,486
		5,973,131
Automobiles - 3.0%
Cenntro Inc (b)(c)	15,860	66,136
Lucid Group Inc (b)(c)	98,237	476,449
Rivian Automotive Inc Class A (b)	333,313	5,353,007
Tesla Inc (b)	873,550	321,422,723
		327,318,315
Broadline Retail - 6.2%
Amazon.com Inc (b)	2,504,647	650,632,152
eBay Inc	99,904	10,346,059
Ollie's Bargain Outlet Holdings Inc (b)	16,200	1,221,804
Pattern Group Inc Class A	51,128	1,059,883
		663,259,898
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	10,568	512,865
LKQ Corp	70,978	1,781,548
Pool Corp	9,204	1,716,730
		4,011,143
Diversified Consumer Services - 0.1%
Driven Brands Holdings Inc (b)(c)	59,079	733,761
Duolingo Inc Class A (b)	9,270	1,375,297
Frontdoor Inc (b)	18,926	1,530,546
Grand Canyon Education Inc (b)	8,583	1,271,400
Laureate Education Inc (b)(c)	39,773	1,492,681
Lincoln Educational Services Corp (b)	15,853	398,861
Perdoceo Education Corp (c)	24,094	800,885
Strategic Education Inc (c)	9,461	783,749
		8,387,180
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	99,159	18,167,912
Booking Holdings Inc	181,864	36,207,304
Caesars Entertainment Inc (b)	56,811	1,687,287
Cheesecake Factory Inc/The (c)	16,682	1,826,512
Churchill Downs Inc	17,807	1,557,756
Domino's Pizza Inc	7,379	2,524,061
DoorDash Inc Class A (b)	96,247	22,304,280
DraftKings Inc Class A (b)	118,262	2,872,584
Expedia Group Inc Class A	27,795	8,814,350
Marriott International Inc/MD Class A1	60,635	20,722,618
Monarch Casino & Resort Inc	7,071	851,702
Navan Inc Class A (b)	68,602	1,993,574
Papa John's International Inc (c)	13,140	308,527
Penn Entertainment Inc (b)	48,421	809,115
Red Rock Resorts Inc Class A (c)	16,671	936,243
Sportradar Holding AG Class A (b)(c)	62,141	772,413
Starbucks Corp	261,048	27,736,350
Target Hospitality Corp (b)	37,491	694,333
Texas Roadhouse Inc (c)	13,062	2,554,927
Wendy's Co/The (c)	85,025	705,708
Wingstop Inc	6,965	762,528
Wynn Resorts Ltd	25,239	2,303,816
		157,113,900
Household Durables - 0.0%
Cavco Industries Inc (b)(c)	2,222	1,242,387
LGI Homes Inc (b)	10,907	610,137
Newell Brands Inc	153,971	962,319
Sonos Inc (b)	45,813	714,683
		3,529,526
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares (United States)	12,461	770,713
Hasbro Inc	30,793	2,897,621
Mattel Inc (b)	81,396	1,216,870
Peloton Interactive Inc Class A (b)	116,780	625,941
		5,511,145
Specialty Retail - 0.5%
Academy Sports & Outdoors Inc (c)	21,433	920,762
Five Below Inc (b)	11,827	2,919,377
National Vision Holdings Inc (b)(c)	26,662	455,387
Newegg Commerce Inc Class A (b)(c)	5,721	93,137
O'Reilly Automotive Inc (b)	190,671	16,931,585
Petco Health & Wellness Co Inc Class A (b)(c)	117,100	311,486
RealReal Inc/The (b)	35,882	367,432
Ross Stores Inc	73,574	16,814,602
Tractor Supply Co	127,846	4,461,825
Ulta Beauty Inc (b)	10,439	5,606,787
Upbound Group Inc	30,917	565,781
Urban Outfitters Inc (b)	24,425	1,970,853
Winmark Corp (c)	1,507	501,409
		51,920,423
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (c)	18,147	1,041,638
Crocs Inc (b)	14,013	1,686,885
Lululemon Athletica Inc (b)	26,888	3,233,551
Steven Madden Ltd	22,168	957,214
		6,919,288
TOTAL CONSUMER DISCRETIONARY		1,233,943,949
Consumer Staples - 4.1%
Beverages - 0.8%
Celsius Holdings Inc (b)	63,766	2,005,441
Coca-Cola Consolidated Inc	13,587	2,657,210
Keurig Dr Pepper Inc	326,022	10,387,061
Monster Beverage Corp (b)	446,592	20,507,505
National Beverage Corp	31,825	1,006,624
PepsiCo Inc	315,644	44,297,479
Vita Coco Co Inc/The (b)	17,626	1,034,910
		81,896,230
Consumer Staples Distribution & Retail - 2.9%
Andersons Inc/The	12,515	811,848
Casey's General Stores Inc	8,572	6,447,944
Chefs' Warehouse Inc/The (b)(c)	13,502	1,518,570
Costco Wholesale Corp	102,761	96,995,080
Dollar Tree Inc (b)	48,511	6,141,007
Ingles Markets Inc Class A	6,887	563,357
Maplebear Inc (b)	63,599	3,213,021
PriceSmart Inc	9,287	1,578,883
Sprouts Farmers Market Inc (b)	23,769	1,950,009
Walmart Inc	1,849,801	193,988,632
		313,208,351
Food Products - 0.3%
Bridgford Foods Corp (b)	3,022	18,161
Cal-Maine Foods Inc (c)	13,377	1,055,713
Campbell's Company/The (c)	78,118	1,849,834
Freshpet Inc (b)	15,370	1,073,748
J & J Snack Foods Corp	8,555	754,380
Kraft Heinz Co/The	296,553	7,612,516
Marzetti Company/The	8,783	989,405
Mondelez International Inc	291,754	18,109,171
Pilgrim's Pride Corp (b)	65,793	2,064,584
Simply Good Foods Co/The (b)	41,139	471,042
Smithfield Foods Inc	105,213	2,305,217
		36,303,771
Household Products - 0.1%
Central Garden & Pet Co Class A (b)	21,907	815,159
Kimberly-Clark Corp (c)	76,600	8,268,971
Reynolds Consumer Products Inc	65,095	1,506,949
WD-40 Co	4,581	981,021
		11,572,100
Personal Care Products - 0.0%
Interparfums Inc	9,122	1,071,196
TOTAL CONSUMER STAPLES		444,051,648
Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	231,459	14,709,219
National Energy Services Reunited Corp (b)	26,901	944,494
Patterson-UTI Energy Inc	120,362	1,521,376
ProFrac Holding Corp Class A (b)(c)	79,809	407,026
Smart Sand Inc (c)	77,062	406,117
Weatherford International PLC	14,846	1,451,493
		19,439,725
Oil, Gas & Consumable Fuels - 0.3%
Alliance Resource Partners LP	42,686	1,131,179
APA Corp	85,214	3,676,984
Calumet Inc (b)	22,691	1,128,423
Chord Energy Corp	16,073	2,364,499
Diamondback Energy Inc	63,558	12,742,108
Expand Energy Corp	51,892	5,093,719
Green Plains Inc (b)	28,872	417,200
HighPeak Energy Inc Class A (c)	66,009	540,614
NextDecade Corp (b)(c)	96,914	730,732
Plains All American Pipeline LP	146,716	3,763,265
Plains GP Holdings LP Class A	30,148	850,777
Viper Energy Inc Class A	36,471	1,633,536
		34,073,036
TOTAL ENERGY		53,512,761
Financials - 2.9%
Banks - 0.9%
1st Source Corp	10,559	904,167
Amalgamated Financial Corp	15,045	723,213
BancFirst Corp (c)	10,870	1,187,221
Bancorp Inc/The (b)	14,693	955,045
Bank First Corp (c)	4,945	745,014
Bank OZK	25,977	1,274,951
Banner Corp	13,110	919,535
BCB Bancorp Inc	33,791	288,913
BOK Financial Corp (c)	16,997	2,312,952
Broadway Financial Corp/DE (b)	17,636	209,516
Burke & Herbert Financial Services Corp (c)	8,587	612,339
Business First Bancshares Inc	19,200	595,584
Cathay General Bancorp (c)	22,112	1,353,476
Central BanCo Inc (c)	70,893	2,276,020
City Holding Co	6,007	858,701
Columbia Banking System Inc	73,825	2,188,173
Columbia Financial Inc (c)	94,321	1,096,010
Commerce Bancshares Inc/MO	38,708	2,233,839
Connectone Bancorp Inc	23,356	734,313
CVB Financial Corp (c)	59,174	1,311,888
East West Bancorp Inc	30,210	3,832,441
Eastern Bankshares Inc (c)	72,139	1,584,172
Enterprise Financial Services Corp	14,346	907,098
First Bancorp/Southern Pines NC (c)	15,465	980,945
First Busey Corp	33,231	1,000,253
First Citizens BancShares Inc/NC Class A (c)	2,582	5,588,481
First Community Bankshares Inc (c)	12,480	605,155
First Financial Bancorp (c)	34,194	1,115,750
First Financial Bankshares Inc (c)	44,579	1,481,360
First Hawaiian Inc	41,779	1,069,960
First Internet Bancorp	16,755	458,082
First Interstate BancSystem Inc Class A	33,121	1,219,184
First Merchants Corp (c)	23,046	955,718
First Mid Bancshares Inc (c)	13,223	657,976
Fulton Financial Corp (c)	57,779	1,355,495
German American Bancorp Inc (c)	16,440	810,821
Hancock Whitney Corp (c)	21,651	1,612,783
Hope Bancorp Inc	57,396	791,491
Huntington Bancshares Inc/OH	466,245	7,779,298
Independent Bank Corp	15,735	1,277,367
International Bancshares Corp	19,384	1,359,981
Investar Holding Corp	14,652	441,465
Lakeland Financial Corp (c)	11,393	673,212
Mechanics Bancorp Class A (c)	73,803	1,161,659
Mercantile Bank Corp	10,166	607,520
NBT Bancorp Inc (c)	19,658	1,010,814
Northwest Bancshares Inc	59,796	914,281
Old National Bancorp/IN (c)	105,850	2,707,643
Pathward Financial Inc	8,627	702,755
Peoples Bancorp Inc/OH (c)	18,280	719,684
QCR Holdings Inc	7,541	750,103
Republic Bancorp Inc/KY Class A (c)	8,484	793,339
S&T Bancorp Inc (c)	16,506	816,717
Seacoast Banking Corp of Florida	32,915	1,117,629
Simmons First National Corp Class A	49,849	1,125,590
Stock Yards Bancorp Inc (c)	11,725	928,737
Texas Capital Bancshares Inc (c)	13,908	1,351,579
TFS Financial Corp (c)	89,267	1,559,494
Towne Bank/Portsmouth VA (c)	31,421	1,163,834
TriCo Bancshares	14,161	755,914
Trustmark Corp (c)	21,543	989,255
UMB Financial Corp	18,519	2,622,846
United Bankshares Inc/WV (c)	40,950	1,929,974
Univest Financial Corp	15,563	646,176
Valley National Bancorp (c)	112,834	1,539,056
WaFd Inc	27,921	998,455
WesBanco Inc (c)	31,886	1,275,759
Wintrust Financial Corp	17,758	2,670,093
WSFS Financial Corp (c)	17,772	1,376,441
Zions Bancorp NA	32,810	2,188,099
		94,762,804
Capital Markets - 1.2%
BGC Group Inc Class A	111,059	1,333,819
Carlyle Group Inc/The	85,340	4,129,603
CME Group Inc Class A	82,943	23,680,227
Coinbase Global Inc Class A (b)	53,343	10,034,885
Galaxy Digital Inc Class A (b)(c)	48,278	1,187,639
Greenpro Capital Corp (b)(c)	7,999	102,866
Hamilton Lane Inc Class A	11,148	1,213,125
Interactive Brokers Group Inc Class A	104,441	10,161,065
LPL Financial Holdings Inc	18,810	6,962,239
MarketAxess Holdings Inc	8,874	1,443,179
Morningstar Inc	8,904	1,949,442
Nasdaq Inc	127,951	12,617,248
Northern Trust Corp (c)	43,379	8,049,407
Robinhood Markets Inc Class A (b)	186,848	19,583,539
SEI Investments Co	27,713	3,075,589
SHARPLINK INC (b)(c)	51,047	440,536
StepStone Group Inc Class A	24,162	1,262,706
StoneX Group Inc (b)	30,711	2,103,089
T Rowe Price Group Inc (c)	48,719	5,421,450
TPG Inc Class A	36,207	1,959,523
Tradeweb Markets Inc Class A	23,351	2,514,903
Victory Capital Holdings Inc Class A	18,937	2,234,755
Wealthfront Corp (b)(c)	46,319	426,598
		121,887,432
Consumer Finance - 0.1%
Credit Acceptance Corp (b)(c)	3,023	1,813,014
Dave Inc Class A (b)(c)	3,268	1,174,911
Encore Capital Group Inc (b)(c)	9,983	968,451
EZCORP Inc Class A (b)(c)	1,880	60,762
Figure Technology Solutions Inc Class A	42,877	1,573,157
FirstCash Holdings Inc (c)	9,422	2,020,736
Jefferson Capital Inc (c)	28,824	599,827
SLM Corp (c)	54,789	1,422,870
SoFi Technologies Inc Class A (b)(c)	307,417	5,496,617
Upstart Holdings Inc (b)(c)	23,065	661,504
		15,791,849
Financial Services - 0.4%
Affirm Holdings Inc Class A (b)	70,692	5,263,019
Cantor Equity Partners IV Inc (b)	34,714	359,637
Chime Financial Inc Class A (b)	91,506	3,029,764
Enact Holdings Inc (c)	38,718	1,866,208
Euronet Worldwide Inc (b)	11,833	822,512
Fiserv Inc (b)	128,656	6,858,651
Flywire Corp (b)(c)	51,375	970,474
Jack Henry & Associates Inc	13,868	2,328,576
Marqeta Inc Class A (b)(c)	41,139	675,502
Merchants Bancorp/IN (c)	18,301	963,365
NMI Holdings Inc (b)	26,367	1,169,376
NMP Acquisition Corp Class A	45,186	467,675
Payoneer Global Inc (b)	74,041	526,432
PayPal Holdings Inc	196,468	10,346,987
Remitly Global Inc (b)	60,563	1,619,455
Sezzle Inc (b)(c)	9,382	1,131,000
Silver Pegasus Acquisition Corp	34,333	355,689
Solarius Capital Acquisition Corp Class A	37,822	389,945
Velos Acquisition I Corp Class A (b)	36,671	393,480
		39,537,747
Insurance - 0.3%
Arch Capital Group Ltd (b)	78,552	7,703,595
Baldwin Insurance Group Inc/The Class A (b)(c)	28,110	867,194
Brighthouse Financial Inc (b)	7,337	389,008
Cincinnati Financial Corp	33,929	5,764,537
Erie Indemnity Co Class A (c)	9,351	2,389,742
Goosehead Insurance Inc Class A (b)(c)	8,899	610,916
Palomar Hldgs Inc	6,767	897,101
Principal Financial Group Inc (c)	46,969	5,174,105
Selective Insurance Group Inc	10,945	999,169
Skyward Specialty Insurance Group Inc (b)	16,378	940,261
Slide Insurance Holdings Inc	40,853	949,832
Tiptree Inc Class A	28,106	520,523
Willis Towers Watson PLC	20,504	6,941,629
		34,147,612
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	33,414	325,452
AGNC Investment Corp (c)	237,695	2,550,467
		2,875,919
TOTAL FINANCIALS		309,003,363
Health Care - 5.1%
Biotechnology - 3.2%
ACADIA Pharmaceuticals Inc (b)	44,729	1,293,115
ADMA Biologics Inc (b)(c)	63,602	597,223
Agios Pharmaceuticals Inc (b)	25,239	850,050
Alkermes PLC (b)	44,990	2,114,080
Alnylam Pharmaceuticals Inc (b)	29,509	7,102,521
Amgen Inc	124,214	53,397,114
AnaptysBio Inc (b)(c)	8,801	501,921
Annexon Inc (b)(c)	70,357	347,564
Apogee Therapeutics Inc (b)	15,805	2,134,939
Applied Genetic Technologies Corp/DE (b)(c)(d)	14,225	0
Arcutis Biotherapeutics Inc (b)	33,749	808,964
Ardelyx Inc (b)(c)	92,853	350,984
ArriVent Biopharma Inc (b)(c)	22,971	690,279
Arrowhead Pharmaceuticals Inc (b)	33,999	2,801,178
ARS Pharmaceuticals Inc (b)(c)	40,380	242,280
Beam Therapeutics Inc (b)(c)	33,256	978,724
BeOne Medicines Ltd ADR (b)	8,151	2,930,937
Bicara Therapeutics Inc (b)(c)	23,164	535,552
BioCryst Pharmaceuticals Inc (b)	80,961	785,322
Biogen Inc (b)	34,317	7,434,778
BioMarin Pharmaceutical Inc (b)	44,504	2,902,996
Bridgebio Pharma Inc (b)(c)	46,223	3,540,220
Capricor Therapeutics Inc (b)(c)	15,152	150,156
Caris Life Sciences Inc (b)	69,993	1,784,122
Carisma Therapeutics Inc rights (b)(d)	449,253	3
Celcuity Inc (b)(c)	12,240	1,090,094
Celldex Therapeutics Inc (b)(c)	26,456	1,048,451
CG oncology Inc (b)(c)	21,395	1,608,048
Cogent Biosciences Inc (b)(c)	42,834	1,499,190
Compass Therapeutics Inc (b)(c)	64,952	155,235
Corvus Pharmaceuticals Inc (b)(c)	27,473	385,721
Cullinan Therapeutics Inc (b)(c)	37,347	824,248
Cyclerion Therapeutics Inc (b)(c)	21,325	78,476
Cytokinetics Inc (b)(c)	30,796	2,183,744
Damora Therapeutics Inc (b)	16,565	466,802
Denali Therapeutics Inc (b)	52,352	1,243,884
Design Therapeutics Inc (b)(c)	37,429	564,804
Dianthus Therapeutics Inc (b)(c)	11,533	1,218,000
Disc Medicine Inc (b)(c)	11,978	942,070
Dyne Therapeutics Inc (b)(c)	44,262	1,125,583
Erasca Inc (b)(c)	77,032	1,377,332
Exelixis Inc (b)	63,704	3,480,787
First Tracks Biotherapeutics Inc	8,801	368,234
Generate Biomedicines Inc	42,094	642,775
Geron Corp (b)	350,571	522,351
Gilead Sciences Inc	285,470	41,775,680
GRAIL Inc (b)(c)	11,081	879,499
Halozyme Therapeutics Inc (b)(c)	27,520	2,930,605
Ideaya Biosciences Inc (b)	30,378	1,218,158
ImmunityBio Inc (b)(c)	244,497	1,943,751
Immunome Inc (b)(c)	31,052	851,135
Immunovant Inc (b)	55,392	2,261,101
Incyte Corp (b)	45,762	5,638,794
Inhibrx Biosciences Inc (b)(c)	4,932	624,884
Insmed Inc (b)	51,342	6,254,482
Intellia Therapeutics Inc (b)(c)	41,189	524,336
Ionis Pharmaceuticals Inc (b)	37,565	2,267,423
Iovance Biotherapeutics Inc (b)(c)	126,071	1,030,000
Jade Biosciences Inc (b)	25,865	552,476
Kiniksa Pharmaceuticals International Plc Class A (b)	17,049	1,340,563
Kinnate Biopharma Inc rights (b)(d)	50,749	0
Kodiak Sciences Inc (b)(c)	16,320	609,552
Krystal Biotech Inc (b)(c)	7,127	2,561,159
Kymera Therapeutics Inc (b)(c)	19,622	2,331,290
Legend Biotech Corp ADR (b)	31,787	660,534
Madrigal Pharmaceuticals Inc (b)	5,528	2,985,286
Mineralys Therapeutics Inc (b)	22,320	572,954
Mirati Therapeutics Inc rights (b)(d)	1,147	0
Mirum Pharmaceuticals Inc (b)(c)	14,090	1,381,525
Moderna Inc (b)	96,420	13,531,583
Monte Rosa Therapeutics Inc (b)	22,485	313,441
MoonLake Immunotherapeutics Class A (b)(c)	30,885	464,819
Natera Inc (b)	33,892	10,911,868
Neurocrine Biosciences Inc (b)	22,885	3,524,977
Novavax Inc (b)(c)	53,741	503,553
Nurix Therapeutics Inc (b)	38,717	998,124
Ocugen Inc (b)(c)	132,996	176,885
Olema Pharmaceuticals Inc (b)(c)	23,650	246,670
OmniAb Operations Inc $12.5 earnout shares (b)(d)	2,320	882
OmniAb Operations Inc $15 earnout shares (b)(d)	2,320	602
ORIC Pharmaceuticals Inc (b)(c)	41,130	534,279
Oruka Therapeutics Inc (b)	16,801	1,556,109
Palvella Therapeutics Inc (b)(c)	3,869	590,371
Parabilis Medicines Inc (c)	28,044	1,093,996
Praxis Precision Medicines Inc (b)	6,867	2,405,510
Precigen Inc (b)(c)	127,432	883,104
Protagonist Therapeutics Inc (b)(c)	16,227	2,397,539
PTC Therapeutics Inc (b)(c)	17,899	1,244,696
Recursion Pharmaceuticals Inc Class A (b)(c)	173,545	590,053
Regeneron Pharmaceuticals Inc	24,472	19,555,086
Rein Therapeutics Inc (b)	76,003	56,995
Relay Therapeutics Inc (b)	66,252	1,217,712
Revolution Medicines Inc (b)	47,562	9,777,320
Rhythm Pharmaceuticals Inc (b)	16,862	1,789,564
Roivant Sciences Ltd (b)	166,309	5,760,944
Sana Biotechnology Inc (b)	93,222	360,769
Sarepta Therapeutics Inc (b)(c)	31,854	669,890
Savara Inc (b)(c)	81,167	437,490
Scholar Rock Holding Corp (b)(c)	29,354	1,667,307
SELLAS Life Sciences Group Inc (b)(c)	64,852	865,126
Sionna Therapeutics Inc (b)(c)	13,921	83,944
Spyre Therapeutics Inc (b)	24,714	2,207,702
Stoke Therapeutics Inc (b)	16,397	511,586
Summit Therapeutics Inc (b)	192,190	2,617,628
Syndax Pharmaceuticals Inc (b)(c)	28,420	548,222
Tango Therapeutics Inc (b)	36,257	828,110
Taysha Gene Therapies Inc (b)(c)	93,384	531,355
TG Therapeutics Inc (b)(c)	39,512	2,145,502
Travere Therapeutics Inc (b)	26,988	1,788,765
Twist Bioscience Corp (b)(c)	19,160	2,663,240
Tyra Biosciences Inc (b)(c)	18,153	454,370
Ultragenyx Pharmaceutical Inc (b)	32,716	824,770
United Therapeutics Corp (b)	10,135	5,172,701
UroGen Pharma Ltd (b)	14,386	619,893
Vaxcyte Inc (b)	36,546	2,219,804
Vera Therapeutics Inc Class A (b)	19,086	650,451
Veracyte Inc (b)(c)	23,522	1,015,915
Vericel Corp (b)	19,581	781,282
Vertex Pharmaceuticals Inc (b)	59,058	32,158,262
Viking Therapeutics Inc (b)(c)	35,410	1,160,740
Vir Biotechnology Inc (b)(c)	67,060	733,636
Viridian Therapeutics Inc (b)(c)	30,431	704,782
Vor BioPharma Inc (b)	13,852	311,393
Xencor Inc (b)	36,348	991,028
Zenas Biopharma Inc (b)(c)	17,038	550,668
Zymeworks Inc (b)	26,995	793,923
		343,492,974
Health Care Equipment & Supplies - 0.8%
ABIOMED Inc (b)(d)	10,350	15,628
Align Technology Inc (b)	16,459	2,629,984
Alphatec Holdings Inc (b)(c)	47,173	442,011
AtriCure Inc (b)	19,867	960,569
Axogen Inc (b)(c)	15,339	778,608
Ceribell Inc (b)	23,243	557,367
Cooper Cos Inc/The (b)	43,023	3,015,482
DENTSPLY SIRONA Inc	71,896	803,078
Dexcom Inc (b)	88,313	8,041,782
GE HealthCare Technologies Inc	105,476	7,513,055
ICU Medical Inc (b)	7,796	1,348,318
IDEXX Laboratories Inc (b)	17,839	9,930,793
Insulet Corp (b)	13,805	2,052,251
Intuitive Surgical Inc (b)	81,619	30,758,936
iRhythm Technologies Inc (b)	8,504	1,011,466
Kestra Medical Technologies Ltd (b)(c)	23,679	609,734
Lantheus Holdings Inc (b)	16,412	1,656,956
LeMaitre Vascular Inc (c)	8,334	669,054
LivaNova PLC (b)	16,770	1,338,414
Medline Inc Class A (c)	194,286	6,805,839
Merit Medical Systems Inc (b)	18,639	1,689,812
MiniMed Group Inc (c)	76,886	1,557,710
Neogen Corp (b)	83,242	962,278
Novocure Ltd (b)(c)	49,538	874,346
Omnicell Inc (b)	16,640	585,062
Procept Biorobotics Corp (b)(c)	20,695	438,734
Pulse Biosciences Inc (b)(c)	23,894	1,202,585
QuidelOrtho Corp (b)(c)	24,007	346,421
Tandem Diabetes Care Inc (b)	23,441	515,936
TransMedics Group Inc (b)(c)	8,407	713,502
UFP Technologies Inc (b)(c)	2,969	884,614
		90,710,325
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	32,631	899,310
AdaptHealth Corp (b)(c)	57,493	321,386
Addus HomeCare Corp (b)(c)	7,014	804,295
Alignment Healthcare Inc (b)	54,631	732,055
Astrana Health Inc (b)(c)	20,553	783,275
Aveanna Healthcare Holdings Inc (b)	74,179	995,482
Billiontoone Inc Class A (b)(c)	13,178	1,194,849
BrightSpring Health Services Inc (b)(c)	44,020	2,570,768
Clover Health Investments Corp Class A (b)(c)	176,593	732,861
CorVel Corp (b)	18,220	1,254,994
Ensign Group Inc/The	11,116	1,914,842
GeneDx Holdings Corp Class A (b)	7,266	616,229
Guardant Health Inc (b)	30,661	4,875,713
HealthEquity Inc (b)	21,037	2,030,912
Henry Schein Inc (b)	26,532	2,382,574
LifeStance Health Group Inc (b)	134,210	1,658,836
Lumexa Imaging Holdings Inc (c)	30,839	359,891
OPKO Health Inc (b)	452,056	664,522
Option Care Health Inc (b)	39,578	928,104
Privia Health Group Inc (b)	43,771	896,868
Progyny Inc (b)(c)	28,056	717,953
RadNet Inc (b)	20,360	1,543,695
Surgery Partners Inc (b)	45,240	628,384
		29,507,798
Health Care Technology - 0.0%
Certara Inc (b)(c)	65,007	538,907
HeartFlow Inc (b)	28,709	1,446,647
Waystar Holding Corp (b)(c)	58,728	1,537,499
		3,523,053
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)(c)	38,917	2,430,367
Adaptive Biotechnologies Corp (b)	42,613	1,061,916
Bio-Techne Corp	39,155	2,831,298
Bruker Corp	41,303	2,395,987
Fortrea Holdings Inc (b)	35,012	643,170
ICON PLC (b)	18,715	3,087,788
Illumina Inc (b)(c)	36,428	7,782,115
Medpace Holdings Inc (b)	6,859	4,074,177
Repligen Corp (b)	13,887	2,513,269
Sotera Health Co (b)	86,557	1,635,927
Tempus AI Inc Class A (b)(c)	40,909	2,579,312
		31,035,326
Pharmaceuticals - 0.5%
Alumis Inc (b)(c)	33,541	731,529
Amneal Intermediate Inc Class A (b)	94,643	1,653,413
Amylyx Pharmaceuticals Inc (b)(c)	40,115	1,353,881
ANI Pharmaceuticals Inc (b)	7,087	519,123
Arvinas Inc (b)	41,040	377,568
AtaiBeckley Inc (b)	113,199	830,881
Atea Pharmaceuticals Inc (b)(c)	70,019	374,602
Avadel Pharmaceuticals PLC rights (b)(d)	24,906	0
Axsome Therapeutics Inc (b)	12,689	2,519,020
Belite Bio Inc ADR (b)	3,746	583,290
BioAge Labs Inc (b)(c)	20,793	197,534
Corcept Therapeutics Inc (b)	26,184	2,967,956
Crinetics Pharmaceuticals Inc (b)	28,855	2,451,232
Definium Therapeutics Inc (b)(c)	41,127	1,633,564
Edgewise Therapeutics Inc (b)	33,535	1,400,757
Enliven Therapeutics Inc (b)	22,947	1,328,402
EyePoint Inc (b)	28,187	126,842
Harmony Biosciences Holdings Inc (b)	18,940	745,857
Harrow Inc (b)(c)	11,375	419,851
Indivior Pharmaceuticals Inc (c)	30,411	1,062,256
Innoviva Inc (b)	32,065	665,990
Jazz Pharmaceuticals PLC (b)	12,939	3,243,549
Ligand Pharmaceuticals Inc (b)(c)	5,445	1,546,925
Ligand Pharmaceuticals Inc Beta rights (b)	1,530	107
Ligand Pharmaceuticals Inc General rights (b)	1,530	79
Ligand Pharmaceuticals Inc Glucagon rights (b)	1,530	7
Ligand Pharmaceuticals Inc Roche rights (b)	1,530	2
Liquidia Corp (b)(c)	23,376	1,593,542
Maze Therapeutics Inc (b)	14,297	379,871
MBX Biosciences Inc (b)(c)	14,134	870,654
Nektar Therapeutics (b)	6,951	496,162
Ocular Therapeutix Inc (b)(c)	72,289	758,312
Omeros Corp (b)(c)	33,706	633,336
Rapport Therapeutics Inc (b)	15,909	774,291
Relmada Therapeutics Inc (b)	29,955	130,604
Roche Holding AG rights (b)(d)	870	0
Royalty Pharma PLC Class A (c)	92,589	5,685,890
Sanofi SA ADR	64,822	2,875,504
Sanofi SA rights (b)(d)	925	0
Septerna Inc (b)(c)	17,461	666,137
Structure Therapeutics Inc ADR (b)	20,849	957,178
Supernus Pharmaceuticals Inc (b)	19,462	860,415
Tarsus Pharmaceuticals Inc (b)(c)	13,716	1,018,276
Trevi Therapeutics Inc (b)	42,188	700,321
Viatris Inc	269,989	4,457,518
Wave Life Sciences Inc	55,824	273,538
		49,865,766
TOTAL HEALTH CARE		548,135,242
Industrials - 2.9%
Aerospace & Defense - 0.5%
AeroVironment Inc (b)(c)	11,938	1,771,002
Arxis Inc Class A (c)	14,560	753,771
Astronics Corp (b)	7,802	574,773
Axon Enterprise Inc (b)	19,034	10,783,903
Firefly Aerospace Inc (b)(c)	43,617	921,191
FTAI Aviation Ltd	24,291	4,617,719
Honeywell Aerospace Inc	72,929	11,530,805
Intuitive Machines Inc Class A (b)(c)	37,742	579,717
Kratos Defense & Security Solutions Inc (b)(c)	44,209	2,253,775
Leonardo DRS Inc	68,396	2,599,048
Mercury Systems Inc (b)	17,221	1,503,910
Red Cat Holdings Inc (b)(c)	33,787	290,230
Rocket Lab Corp (b)(c)	135,004	8,629,456
VSE Corp (c)	6,694	1,396,904
Woodward Inc	13,442	4,567,860
		52,774,064
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	26,536	3,971,378
Hub Group Inc Class A	22,099	881,087
		4,852,465
Building Products - 0.0%
AAON Inc (c)	21,436	1,628,493
UFP Industries Inc (c)	16,419	1,387,733
		3,016,226
Commercial Services & Supplies - 0.3%
Casella Waste Systems Inc Class A (b)(c)	15,410	1,421,573
Cintas Corp	90,764	18,315,268
Copart Inc (b)	212,475	7,009,550
Fuel Tech Inc (b)	237,850	337,746
Healthcare Services Group Inc (b)	32,443	713,422
Interface Inc (c)	23,456	889,452
Tetra Tech Inc	65,938	2,382,999
		31,070,010
Construction & Engineering - 0.2%
Construction Partners Inc Class A (b)(c)	11,879	1,261,550
Ferrovial NV (United States)	171,891	10,064,218
IES Holdings Inc (b)(c)	10,060	3,048,180
Legence Corp Class A (b)	20,069	1,075,096
Limbach Holdings Inc (b)(c)	6,731	277,452
MYR Group Inc (b)(c)	4,453	1,297,693
Solv Energy Inc Class A (c)	26,936	687,407
Sterling Infrastructure Inc (b)	7,547	3,547,618
WillScot Holdings Corp (c)	53,935	1,116,455
		22,375,669
Electrical Equipment - 0.1%
Allient Inc	7,933	745,781
American Superconductor Corp (b)(c)	18,429	529,097
Array Technologies Inc (b)(c)	51,152	226,092
Enovix Corp Class B (b)(c)	80,618	272,489
Eos Energy Enterprises Inc (b)(c)	76,891	247,589
Fluence Energy Inc Class A (b)(c)	36,629	395,959
NANO Nuclear Energy Inc (b)(c)	13,208	241,574
Nextpower Inc (b)(c)	36,923	3,028,794
Plug Power Inc (b)(c)	386,103	833,982
Powell Industries Inc	9,028	1,622,602
Power Solutions International Inc (b)(c)	6,964	252,863
Preformed Line Products Co (c)	2,135	855,815
Shoals Technologies Group Inc (b)(c)	63,334	438,271
Sunrun Inc (b)(c)	66,233	567,617
Terra Innovatum Global NV (c)	50,205	270,605
Vicor Corp (b)	8,332	1,563,750
X-Energy Inc Class A (c)	63,026	1,162,830
		13,255,710
Ground Transportation - 0.4%
ArcBest Corp (c)	7,482	1,032,292
Avis Budget Group Inc (b)(c)	8,890	1,311,186
CSX Corp	424,182	21,425,433
Heartland Express Inc (c)	41,944	518,428
Hertz Global Holdings Inc (b)(c)	102,569	232,831
JB Hunt Transport Services Inc	21,243	5,639,379
Landstar System Inc	9,643	1,741,815
Lyft Inc Class A (b)	94,000	1,588,600
Old Dominion Freight Line Inc	49,997	9,997,400
Saia Inc (b)	6,536	2,321,130
Universal Logistics Holdings Inc (c)	20,272	378,681
Werner Enterprises Inc (c)	22,726	890,405
		47,077,580
Industrial Conglomerates - 0.2%
Honeywell International Inc	72,934	15,573,597
Icahn Enterprises LP	194,220	1,320,696
		16,894,293
Machinery - 0.3%
Blue Bird Corp (b)(c)	12,422	722,339
CECO Environmental Corp (b)	13,015	926,668
Franklin Electric Co Inc	13,703	1,371,533
Hillman Solutions Corp (b)	79,481	612,004
Lincoln Electric Holdings Inc (c)	12,567	3,534,217
Microvast Holdings Inc (b)(c)	108,938	78,217
Middleby Corp/The (b)	12,090	1,340,056
Midera Food Processing Inc	12,090	566,779
NN Inc (b)	114,748	393,586
Nordson Corp	12,188	3,921,123
PACCAR Inc	125,358	15,560,689
Symbotic Inc Class A (b)(c)	33,674	1,335,848
		30,363,059
Passenger Airlines - 0.1%
Allegiant Travel Co (b)	7,269	552,807
American Airlines Group Inc (b)	129,852	1,743,912
JetBlue Airways Corp (b)	140,788	647,625
SkyWest Inc (b)	12,622	1,194,799
United Airlines Holdings Inc (b)	75,060	8,105,730
		12,244,873
Professional Services - 0.6%
Automatic Data Processing Inc	91,873	26,290,378
Concentrix Corp (c)	21,730	654,073
ExlService Holdings Inc (b)	36,526	1,390,910
Exponent Inc	16,141	1,146,172
First Advantage Corp (b)(c)	64,175	1,348,959
Forrester Research Inc (b)	30,643	376,909
Huron Consulting Group Inc (b)	5,847	934,877
ICF International Inc	7,997	712,533
Innodata Inc (b)(c)	7,815	440,922
Paychex Inc	79,672	10,145,432
Paylocity Holding Corp (b)	13,750	2,203,025
Science Applications International Corp	13,755	1,763,666
SS&C Technologies Holdings Inc	50,510	4,190,815
Upwork Inc (b)(c)	44,475	401,609
Verisk Analytics Inc	29,961	5,805,843
Verra Mobility Corp Class A (b)(c)	50,123	222,044
Willdan Group Inc (b)(c)	6,210	546,170
		58,574,337
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (b)	23,450	815,825
DXP Enterprises Inc/TX (b)	5,857	1,099,535
EquipmentShare.com Inc Class A (b)	51,347	904,221
Fastenal Co	258,664	12,754,722
McGrath RentCorp	8,714	979,802
Rush Enterprises Inc Class A	19,175	1,473,215
Xometry Inc Class A (b)	14,702	1,362,728
		19,390,048
TOTAL INDUSTRIALS		311,888,334
Information Technology - 52.0%
Communications Equipment - 1.3%
Applied Optoelectronics Inc (b)(c)	17,867	1,924,097
Cisco Systems Inc	914,559	101,049,624
Digi International Inc (b)(c)	14,233	1,066,621
Extreme Networks Inc (b)	42,353	952,519
F5 Inc (b)	12,881	5,244,242
Lumentum Holdings Inc (b)	20,524	18,774,534
NetScout Systems Inc (b)	25,907	1,005,969
Ondas Inc (b)(c)	109,879	841,124
Viasat Inc (b)(c)	34,755	2,337,969
Viavi Solutions Inc (b)(c)	57,015	2,069,074
Vistance Networks Inc	47,134	297,415
		135,563,188
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries Inc	9,136	2,529,393
Aeva Technologies Inc (b)(c)	20,503	321,076
Avnet Inc	23,152	2,073,493
Bel Fuse Inc Class B (c)	3,719	927,054
CDW Corp/DE	30,174	4,573,775
Cognex Corp	42,635	2,599,030
ePlus Inc (c)	9,873	868,528
Flex Ltd (b)	87,987	9,612,580
Insight Enterprises Inc (b)	10,436	1,638,661
IPG Photonics Corp (b)(c)	12,873	979,378
Itron Inc (b)(c)	12,419	1,204,767
Lightwave Logic Inc (b)(c)	46,675	253,444
Littelfuse Inc	6,280	2,588,490
Napco Security Technologies Inc (c)	15,594	565,127
nLight Inc (b)	16,298	688,916
Novanta Inc (b)(c)	10,694	1,563,677
OSI Systems Inc (b)	5,067	1,053,480
Ouster Inc Class A (b)(c)	18,634	641,755
PC Connection Inc	11,173	892,388
Plexus Corp (b)	7,502	1,796,504
Sanmina Corp (b)	13,915	2,737,359
TTM Technologies Inc (b)	25,268	3,004,871
Zebra Technologies Corp Class A (b)	12,193	4,310,835
		47,424,581
IT Services - 0.4%
Akamai Technologies Inc (b)	35,335	3,838,088
Amdocs Ltd	27,325	1,723,115
Applied Digital Corp (b)(c)	70,693	1,796,309
Cognizant Technology Solutions Corp Class A	112,921	7,292,438
CoreWeave Inc Class A (b)	105,651	8,968,713
Fastly Inc Class A (b)	41,485	945,443
MongoDB Inc Class A (b)	19,320	8,759,108
Okta Inc Class A (b)	39,618	6,855,499
VeriSign Inc	19,924	5,743,691
		45,922,404
Semiconductors & Semiconductor Equipment - 25.5%
Advanced Micro Devices Inc (b)	379,602	178,686,253
Aehr Test Systems (b)	10,894	863,567
Ambarella Inc (b)	4,614	320,119
Amkor Technology Inc	59,319	2,805,789
Analog Devices Inc	113,504	41,104,339
Applied Materials Inc	185,074	84,836,071
ARM Holdings PLC ADR (b)	33,226	8,037,702
Astera Labs Inc (b)	38,828	11,531,139
Axcelis Technologies Inc (b)(c)	4,957	571,691
AXT Inc (b)(c)	13,467	816,235
Broadcom Inc	1,102,852	408,430,210
Cerebras Systems Inc Class A (b)	26,096	4,807,927
Cirrus Logic Inc (b)	11,530	1,262,650
Cohu Inc (b)	3,956	182,371
Credo Technology Group Holding Ltd (b)	41,449	9,375,349
Diodes Inc (b)	7,587	688,900
Enphase Energy Inc (b)(c)	21,060	767,005
Entegris Inc	36,099	4,883,834
First Solar Inc (b)	25,535	5,155,517
FormFactor Inc (b)	16,370	1,646,986
GlobalFoundries Inc (c)	127,696	5,706,734
Ichor Holdings Ltd (b)(c)	13,315	713,285
Impinj Inc (b)(c)	4,119	718,024
Intel Corp (b)	1,172,349	104,936,959
KLA Corp	305,623	53,621,555
Lam Research Corp	291,191	87,791,175
Lattice Semiconductor Corp (b)	32,051	3,696,762
MACOM Technology Solutions Holdings Inc (b)	17,461	4,606,736
Marvell Technology Inc	203,684	43,111,755
MaxLinear Inc (b)	25,119	1,504,879
Microchip Technology Inc	126,015	9,255,802
Micron Technology Inc	262,794	251,948,492
MKS Inc	14,877	3,812,082
Monolithic Power Systems Inc	11,530	14,617,388
Navitas Semiconductor Corp Class A (b)(c)	69,014	799,872
NVIDIA Corp	5,634,479	1,243,980,274
ON Semiconductor Corp (b)	94,202	6,979,426
PDF Solutions Inc (b)(c)	15,119	672,493
Photronics Inc (b)	7,231	203,480
Power Integrations Inc (c)	7,897	405,748
Qorvo Inc (b)	21,019	2,019,506
QUALCOMM Inc	246,093	41,953,935
Rambus Inc (b)	23,192	2,010,514
Rigetti Computing Inc Class A (b)(c)	61,706	966,316
Semtech Corp (b)	21,599	2,871,803
Silicon Laboratories Inc (b)	7,592	1,663,028
SiTime Corp (b)	6,966	3,938,716
Skyworks Solutions Inc (c)	30,161	2,021,089
SolarEdge Technologies Inc (b)(c)	19,553	629,607
Synaptics Inc (b)(c)	5,331	515,614
Teradyne Inc	36,728	12,848,556
Texas Instruments Inc	212,123	55,345,012
Ultra Clean Holdings Inc (b)	14,329	971,936
Universal Display Corp (c)	7,743	643,985
Veeco Instruments Inc (b)(c)	20,836	923,035
		2,735,179,227
Software - 12.9%
ACI Worldwide Inc (b)	32,081	1,709,276
Adeia Inc (c)	37,054	934,872
Adobe Inc (b)	92,896	27,199,020
Agilysys Inc (b)(c)	11,321	1,317,878
Alarm.com Holdings Inc (b)	19,084	1,098,475
Alkami Technology Inc (b)(c)	38,721	789,908
Appfolio Inc Class A (b)(c)	7,593	1,778,357
Atlassian Corp Class A (b)	40,489	7,861,749
Aurora Innovation Inc Class A (b)(c)	435,011	2,449,112
Autodesk Inc (b)	47,364	12,245,015
AvePoint Inc Class A (b)	84,008	1,169,391
Bentley Systems Inc Class B (c)	77,750	2,857,313
Bitdeer Technologies Group Class A (b)(c)	44,257	480,187
Blackbaud Inc (b)	18,200	874,692
BlackLine Inc (b)(c)	19,896	660,945
Braze Inc Class A (b)	33,043	1,124,784
Cadence Design Systems Inc (b)	64,929	21,996,647
Ccc Intelligent Solutions Holdings Inc Class A (b)	172,201	1,284,619
Cipher Digital Inc (b)(c)	97,044	1,504,182
Cleanspark Inc (b)(c)	72,750	845,355
Commvault Systems Inc (b)(c)	10,930	1,503,094
Core Scientific Inc (b)(c)	74,536	1,214,937
Crowdstrike Holdings Inc Class A (b)	234,471	54,162,801
D-Wave Quantum Inc (b)(c)	85,866	1,476,895
Datadog Inc Class A (b)	77,251	18,311,577
Docusign Inc (b)	48,343	3,203,691
Dropbox Inc Class A (b)	35,221	1,239,427
EverCommerce Inc (b)(c)	70,578	626,027
Fortinet Inc (b)	170,677	29,173,820
Freshworks Inc Class A (b)	85,651	1,192,262
Gen Digital Inc	135,077	4,187,387
Gitlab Inc Class A (b)	34,776	1,618,475
Hut 8 Corp (United States) (b)	28,580	2,247,531
Intapp Inc (b)	28,690	1,244,285
InterDigital Inc (c)	6,242	2,091,257
Intuit Inc	64,340	23,117,362
JFrog Ltd (b)	29,766	2,978,684
Keel Infrastructure Corp (c)	162,022	510,368
Life360 Inc (b)(c)	20,405	874,558
Manhattan Associates Inc (b)	14,130	3,153,675
MARA Holdings Inc (b)(c)	98,923	1,065,401
Microsoft Corp	1,729,606	877,411,828
Monday.com Ltd (b)	12,029	1,216,613
nCino Inc (b)(c)	41,127	929,470
NextNav Inc Class A (b)(c)	50,250	797,468
Nutanix Inc Class A (b)	58,676	4,023,413
Octave Intelligence PLC Class B	58,364	1,167,280
Palantir Technologies Inc Class A (b)	530,741	98,919,508
Palo Alto Networks Inc (b)	189,579	72,443,823
Pegasystems Inc (c)	43,270	1,592,769
Progress Software Corp (b)(c)	17,776	822,496
PTC Inc (b)	24,359	3,793,671
Qualys Inc (b)	10,425	1,940,510
Rezolve AI PLC (b)(c)	108,338	313,096
Riot Platforms Inc (b)(c)	96,786	1,838,450
Roper Technologies Inc	24,423	10,370,983
SailPoint Inc (b)(c)	150,636	3,097,076
ServiceTitan Inc Class A (b)(c)	21,259	2,084,232
SoundHound AI Inc Class A (b)(c)	93,299	668,021
SPS Commerce Inc (b)	12,778	1,091,241
Strategy Inc Class A (b)	84,828	11,277,034
Synopsys Inc (b)	45,052	19,804,409
Tenable Holdings Inc (b)(c)	39,364	1,501,737
Terawulf Inc (b)(c)	102,678	1,553,518
Trimble Inc (b)	53,872	3,229,088
Varonis Systems Inc (b)	35,234	1,542,192
Workday Inc Class A (b)	47,025	9,285,086
Zoom Communications Inc Class A (b)	63,698	6,158,323
Zscaler Inc (b)	39,875	7,511,852
		1,391,760,478
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	3,419,898	1,083,594,682
NetApp Inc	45,744	8,475,906
Quantum Computing Inc (b)(c)	78,728	647,931
Sandisk Corp (b)	34,482	54,022,949
Seagate Technology Holdings PLC	52,185	43,229,010
Super Micro Computer Inc (b)(c)	141,617	5,279,482
Western Digital Corp	80,679	36,349,923
		1,231,599,883
TOTAL INFORMATION TECHNOLOGY		5,587,449,761
Materials - 0.8%
Chemicals - 0.6%
Balchem Corp	9,472	1,666,030
Hawkins Inc (c)	7,207	866,786
Innospec Inc	9,747	914,853
Linde PLC	106,925	52,348,342
PureCycle Technologies Inc (b)(c)	75,814	495,065
Solstice Advanced Materials Inc	39,415	2,498,517
		58,789,593
Construction Materials - 0.0%
United States Lime & Minerals Inc (c)	9,466	1,118,219
Containers & Packaging - 0.0%
TriMas Corp	17,390	674,384
Metals & Mining - 0.2%
Aura Minerals Inc (c)	22,444	1,875,870
Century Aluminum Co (b)(c)	24,278	1,111,204
Evolution Metals & Technologies Corp (b)(c)	147,038	568,302
Hycroft Mining Holding Corp (b)(c)	23,751	556,486
Kaiser Aluminum Corp	5,866	931,403
NioCorp Developments Ltd (b)(c)	70,009	293,337
Perpetua Resources Corp (United States) (b)(c)	32,579	812,520
Ramaco Resources Inc Class A (b)(c)	21,788	310,261
Royal Gold Inc	20,531	5,368,241
Steel Dynamics Inc	34,951	8,130,302
USA Rare Earth Inc Class A (b)(c)	55,516	989,295
		20,947,221
TOTAL MATERIALS		81,529,417
Real Estate - 0.5%
Health Care REITs - 0.0%
Diversified Healthcare Trust	99,145	750,527
Sabra Health Care REIT Inc	75,390	1,537,202
		2,287,729
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	82,324	1,013,408
Host Hotels & Resorts Inc	148,311	3,252,461
		4,265,869
Industrial REITs - 0.0%
Lineage Inc	63,076	2,475,733
Real Estate Management & Development - 0.1%
AGNT Inc (c)	92,702	381,932
Comstock Holding Cos Inc Class A (b)(c)	39,378	778,109
CoStar Group Inc (b)	97,328	3,121,310
Newmark Group Inc Class A	57,212	871,339
Opendoor Technologies Inc Class A (b)(c)	235,073	752,234
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	1,213
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	687
Opendoor Technologies Inc warrants 11/20/2026 (b)	6,190	676
Zillow Group Inc Class A (b)(c)	11,511	411,978
Zillow Group Inc Class C (b)	44,605	1,559,391
		7,878,869
Retail REITs - 0.0%
Phillips Edison & Co Inc	38,230	1,477,590
Regency Centers Corp	37,730	2,821,072
		4,298,662
Specialized REITs - 0.4%
Equinix Inc	22,478	23,528,172
Fermi Inc (c)	157,396	782,258
Gaming and Leisure Properties Inc	61,003	2,566,396
Lamar Advertising Co Class A	19,088	2,844,303
SBA Communications Corp Class A	23,895	4,531,926
		34,253,055
TOTAL REAL ESTATE		55,459,917
Utilities - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp	54,612	3,712,524
American Electric Power Co Inc	122,771	15,030,854
Constellation Energy Corp	82,645	22,708,367
Evergy Inc	51,281	4,154,787
Exelon Corp	229,528	10,034,964
MGE Energy Inc (c)	12,863	999,326
Otter Tail Corp (c)	13,564	1,227,135
Xcel Energy Inc	140,221	10,613,327
		68,481,284
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (b)(c)	65,811	1,012,173
Hallador Energy Co (b)(c)	27,160	450,313
Montauk Renewables Inc (b)(c)	128,410	220,865
Talen Energy Corp (b)	10,746	3,178,237
		4,861,588
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	19,235	1,330,292
Water Utilities - 0.0%
H2O America (c)	14,150	896,686
Middlesex Water Co	10,558	612,364
		1,509,050
TOTAL UTILITIES		76,182,214
TOTAL UNITED STATES		10,384,795,840
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (c)	56,675	840,490
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	649,295	2,042,033
TOTAL COMMON STOCKS (Cost $4,628,460,172)		10,726,418,492

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9% (Cost $1,555)	78	1,640

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (f) (Cost $1,967,290)	3.75	1,982,000	1,967,182

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	20,900,261	20,904,441
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	235,705,053	235,728,624
TOTAL MONEY MARKET FUNDS (Cost $256,630,542)			256,633,065

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $4,887,059,559)	10,985,020,379
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(233,252,167)
NET ASSETS - 100.0%	10,751,768,212

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	44	9/2026	25,971,440	(170,018)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,965,197.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $293,828,620.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	21,149,583	213,592,079	213,836,888	815,032	(653)	320	20,904,441	20,900,261
Fidelity Securities Lending Cash Central Fund	253,753,198	1,939,744,551	1,957,768,030	6,802,420	(1,095)	-	235,728,624	235,705,053
	274,902,781	2,153,336,630	2,171,604,918	7,617,452	(1,748)	320	256,633,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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